Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	ING INVESTORS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000837276
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 24, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 24, 2011
Prospectus Date	rr_ProspectusDate	Apr 29, 2011

ING INVESTORS TRUST

ING Liquid Assets Portfolio ("Portfolio")

Supplement dated August 24, 2011

to the Portfolio's Service 2 Class ("Class S2") Prospectus

dated April 29, 2011

Effective immediately, the section entitled "Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses" of the Class S2 Prospectus is hereby deleted in its entirety and replaced with the following:

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Management Agreement provides for a "bundled fee" arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses

Expenses you pay each year as a % of the value of your investment

Class	S2
Management Fee	0.27%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Other Expenses	None
Total Annual Portfolio Operating Expenses	0.77%
Waivers and Reimbursements(1)	(0.10)%
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.67%

(1)          The adviser and distributor are contractually obligated to waive a portion of their advisory fees and distribution and/or shareholder services fees, as applicable, and to reimburse certain expenses of the Portfolio to the extent necessary to assist the Portfolio in maintaining a net yield of not less than zero through May 1, 2012. Including this waiver, Total Annual Portfolio Operating Expenses After Waivers and Reimbursements would have been 0.34% for the most recent fiscal year. There is no guarantee that the Portfolio will maintain such a yield. Any fees waived or expenses reimbursed may be subject to possible recoupment by the adviser within three years. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expenses) of the Portfolio on that day. Distribution and/or shareholder services fees are eligible for recoupment by the adviser and distributor within three years. There is no guarantee that this obligation will continue after May 1, 2012. This obligation will continue only if the adviser and distributor elect to renew it. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2012. There is no guarantee that the distribution fee waiver will continue after May 1, 2012. The distribution fee waiver will only renew if the distributor elects to renew it.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Class S2 Shares | ING Liquid Assets Portfolio
FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Management Agreement provides for a "bundled fee" arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Fund Operating Expenses		Class S2 Shares ING Liquid Assets Portfolio Class S2
Management Fee		0.27%
Distribution and/or Shareholder Services (12b-1) Fees		0.50%
Other Expenses		none
Total Annual Portfolio Operating Expenses		0.77%
Waivers and Reimbursements	[1]	(0.10%)
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements		0.67%
[1]	The adviser and distributor are contractually obligated to waive a portion of their advisory fees and distribution and/or shareholder services fees, as applicable, and to reimburse certain expenses of the Portfolio to the extent necessary to assist the Portfolio in maintaining a net yield of not less than zero through May 1, 2012. Including this waiver, Total Annual Portfolio Operating Expenses After Waivers and Reimbursements would have been 0.34% for the most recent fiscal year. There is no guarantee that the Portfolio will maintain such a yield. Any fees waived or expenses reimbursed may be subject to possible recoupment by the adviser within three years. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expenses) of the Portfolio on that day. Distribution and/or shareholder services fees are eligible for recoupment by the adviser and distributor within three years. There is no guarantee that this obligation will continue after May 1, 2012. This obligation will continue only if the adviser and distributor elect to renew it. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2012. There is no guarantee that the distribution fee waiver will continue after May 1, 2012. The distribution fee waiver will only renew if the distributor elects to renew it.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Supplement [Text Block]	cik0000837276_SupplementTextBlock

ING INVESTORS TRUST

ING Liquid Assets Portfolio ("Portfolio")

Supplement dated August 24, 2011

to the Portfolio's Service 2 Class ("Class S2") Prospectus

dated April 29, 2011

Effective immediately, the section entitled "Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses" of the Class S2 Prospectus is hereby deleted in its entirety and replaced with the following:

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Management Agreement provides for a "bundled fee" arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses

Expenses you pay each year as a % of the value of your investment

Class	S2
Management Fee	0.27%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Other Expenses	None
Total Annual Portfolio Operating Expenses	0.77%
Waivers and Reimbursements(1)	(0.10)%
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.67%

(1)          The adviser and distributor are contractually obligated to waive a portion of their advisory fees and distribution and/or shareholder services fees, as applicable, and to reimburse certain expenses of the Portfolio to the extent necessary to assist the Portfolio in maintaining a net yield of not less than zero through May 1, 2012. Including this waiver, Total Annual Portfolio Operating Expenses After Waivers and Reimbursements would have been 0.34% for the most recent fiscal year. There is no guarantee that the Portfolio will maintain such a yield. Any fees waived or expenses reimbursed may be subject to possible recoupment by the adviser within three years. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expenses) of the Portfolio on that day. Distribution and/or shareholder services fees are eligible for recoupment by the adviser and distributor within three years. There is no guarantee that this obligation will continue after May 1, 2012. This obligation will continue only if the adviser and distributor elect to renew it. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2012. There is no guarantee that the distribution fee waiver will continue after May 1, 2012. The distribution fee waiver will only renew if the distributor elects to renew it.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Class S2 Shares | Class S2 | ING Liquid Assets Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.27%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_Component2OtherExpensesOverAssets	none
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.77%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.67%
Class S2 Shares | ING Liquid Assets Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000837276_SupplementTextBlock

ING INVESTORS TRUST

ING Liquid Assets Portfolio ("Portfolio")

Supplement dated August 24, 2011

to the Portfolio's Service 2 Class ("Class S2") Prospectus

dated April 29, 2011

Effective immediately, the section entitled "Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses" of the Class S2 Prospectus is hereby deleted in its entirety and replaced with the following:

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Management Agreement provides for a "bundled fee" arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses

Expenses you pay each year as a % of the value of your investment

Class	S2
Management Fee	0.27%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Other Expenses	None
Total Annual Portfolio Operating Expenses	0.77%
Waivers and Reimbursements(1)	(0.10)%
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.67%

(1)          The adviser and distributor are contractually obligated to waive a portion of their advisory fees and distribution and/or shareholder services fees, as applicable, and to reimburse certain expenses of the Portfolio to the extent necessary to assist the Portfolio in maintaining a net yield of not less than zero through May 1, 2012. Including this waiver, Total Annual Portfolio Operating Expenses After Waivers and Reimbursements would have been 0.34% for the most recent fiscal year. There is no guarantee that the Portfolio will maintain such a yield. Any fees waived or expenses reimbursed may be subject to possible recoupment by the adviser within three years. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expenses) of the Portfolio on that day. Distribution and/or shareholder services fees are eligible for recoupment by the adviser and distributor within three years. There is no guarantee that this obligation will continue after May 1, 2012. This obligation will continue only if the adviser and distributor elect to renew it. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2012. There is no guarantee that the distribution fee waiver will continue after May 1, 2012. The distribution fee waiver will only renew if the distributor elects to renew it.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Management Agreement provides for a "bundled fee" arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012

[1]	The adviser and distributor are contractually obligated to waive a portion of their advisory fees and distribution and/or shareholder services fees, as applicable, and to reimburse certain expenses of the Portfolio to the extent necessary to assist the Portfolio in maintaining a net yield of not less than zero through May 1, 2012. Including this waiver, Total Annual Portfolio Operating Expenses After Waivers and Reimbursements would have been 0.34% for the most recent fiscal year. There is no guarantee that the Portfolio will maintain such a yield. Any fees waived or expenses reimbursed may be subject to possible recoupment by the adviser within three years. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expenses) of the Portfolio on that day. Distribution and/or shareholder services fees are eligible for recoupment by the adviser and distributor within three years. There is no guarantee that this obligation will continue after May 1, 2012. This obligation will continue only if the adviser and distributor elect to renew it. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2012. There is no guarantee that the distribution fee waiver will continue after May 1, 2012. The distribution fee waiver will only renew if the distributor elects to renew it.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011